2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of working capital, loss and deficit
	2021	2020	2019

Working capital	$1,534,315	$1,939,676	$619,755
Loss for the year	(643,227)	(1,061,028)	(283,552)
Deficit	(40,521,193)	(39,877,966)	(38,816,938)